UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	October 25,2010
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   58
Form 13F Information Table Value Total:   130887 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3947    45525 SH       SOLE                    43875              1650
A T & T INC NEW                COM              00206R102     3436   120157 SH       SOLE                   116657              3500
ABBOTT LABORATORIES            COM              002824100      251     4800 SH       SOLE                     4800
AGILENT TECH INC               COM              00846u101     1905    57090 SH       SOLE                    56715               375
ALEXANDER & BALDWIN INC        COM              014482103     1157    33215 SH       SOLE                    31815              1400
AMERICAN EXPRESS CO            COM              025816109     2429    57799 SH       SOLE                    57399               400
APACHE CORP                    COM              037411105      371     3800 SH       SOLE                     3575               225
APPLIED MATERIALS INC          COM              038222105     1409   120610 SH       SOLE                   117485              3125
AUTODESK INC                   COM              052769106      799    25000 SH       SOLE                    25000
AUTOMATIC DATA PROCESSING INC  COM              053015103     1731    41180 SH       SOLE                    40480               700
BERKSHIRE HATHAWAY INCDEL CL B COM              084670702     3261    39440 SH       SOLE                    38640               800
BOEING CO                      COM              097023105     2061    30980 SH       SOLE                    30130               850
BOSWELL JG CO COM              COM              101205102      372      581 SH       SOLE                       50               531
CHEVRON CORP NEW               COM              166764100     5899    72782 SH       SOLE                    72782
CHUBB CORP                     COM              171232101     3256    57135 SH       SOLE                    54485              2650
COCA COLA CO                   COM              191216100     3732    63770 SH       SOLE                    61220              2550
CONOCOPHILLIPS                 COM              20825c104     2743    47767 SH       SOLE                    46017              1750
CONSTELLATION ENERGYGROUP      COM              210371100      249     7735 SH       SOLE                     7735
COOPER INDUSTRIES PLC          COM              g24140108     1290    26355 SH       SOLE                    26105               250
COSTCO WHOLESALE CORP          COM              22160k105     2500    38758 SH       SOLE                    37958               800
DEERE & COMPANY                COM              244199105     3429    49140 SH       SOLE                    48340               800
DISNEY WALT CO                 COM              254687106     2908    87835 SH       SOLE                    86135              1700
DOMINION RESOURCES INCVA  NEW  COM              25746u109      391     8960 SH       SOLE                     6110              2850
DU PONT E I DE NEMOURS& CO     COM              263534109     3172    71100 SH       SOLE                    68600              2500
EMERSON ELECTRIC CO            COM              291011104     3498    66430 SH       SOLE                    64380              2050
ESTEE LAUDER COMPANIESINC CL A COM              518439104     2691    42555 SH       SOLE                    41205              1350
EXXON MOBIL CORP               COM              30231g102     3953    63970 SH       SOLE                    61520              2450
FEDEX CORP                     COM              31428x106     2048    23957 SH       SOLE                    23457               500
GENERAL ELECTRIC CO            COM              369604103     1580    97237 SH       SOLE                    96487               750
HEWLETT-PACKARD CO DE          COM              428236103     2299    54640 SH       SOLE                    52240              2400
HOME DEPOT INC                 COM              437076102     1351    42660 SH       SOLE                    42660
INTEL CORP                     COM              458140100     3575   185914 SH       SOLE                   181664              4250
INTL BUSINESS MACH             COM              459200101     2935    21879 SH       SOLE                    21679               200
INTUIT INC                     COM              461202103     1200    27390 SH       SOLE                    27090               300
JOHNSON & JOHNSON              COM              478160104     3373    54440 SH       SOLE                    52290              2150
JPMORGAN CHASE & CO            COM              46625h100     1885    49515 SH       SOLE                    48215              1300
KELLOGG COMPANY                COM              487836108     2775    54935 SH       SOLE                    52435              2500
LILLY ELI & CO                 COM              532457108     3564    97570 SH       SOLE                    94320              3250
LOEWS CORP                     COM              540424108     1625    42875 SH       SOLE                    42375               500
MEDTRONIC INC                  COM              585055106     2914    86770 SH       SOLE                    83570              3200
MICROSOFT CORP                 COM              594918104     4340   177231 SH       SOLE                   170531              6700
NEWS CORP LTD CL A             COM              65248E104     1528   117013 SH       SOLE                   115813              1200
NOBLE ENERGY INC COM           COM              655044105     2037    27125 SH       SOLE                    26575               550
NORDSTROM INC                  COM              655664100     1116    30000 SH       SOLE                    30000
NOVARTIS AG ADR                COM              66987v109     2091    36254 SH       SOLE                    35854               400
PACCAR INC                     COM              693718108     1770    36755 SH       SOLE                    35255              1500
PHILIP MORRIS INTL INCCOM      COM              718172109     2129    38010 SH       SOLE                    36460              1550
PROCTER & GAMBLE CO            COM              742718109     4018    66993 SH       SOLE                    64893              2100
SCHLUMBERGER LIMITED COM       COM              806857108     2792    45320 SH       SOLE                    43620              1700
SIEMENS AG ADR                 COM              826197501      495     4695 SH       SOLE                     4495               200
SIGMA ALDRICH CORP             COM              826552101     1932    31995 SH       SOLE                    31395               600
STATE STREET CORP              COM              857477103      916    24330 SH       SOLE                    23780               550
SYSCO CORP                     COM              871829107     2456    86120 SH       SOLE                    83070              3050
US BANCORP DEL                 COM              902973304     1260    58280 SH       SOLE                    57280              1000
WAL-MART STORES INC            COM              931142103     3902    72910 SH       SOLE                    70210              2700
WASHINGTON POST CO CLB         COM              939640108     1286     3221 SH       SOLE                     3171                50
WELLS FARGO & CO NEW           COM              949746101     1630    64846 SH       SOLE                    62496              2350
ISHARES BARCLAYS US AGGREGATE                   464287226     1222 11250.000SH       SOLE                11050.000           200.000
Report Summary		     58 Data Records    (X1000)    130887 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
